Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 1,828,976	$ 10,781	$ 204,495
Total cost of revenues	1,003,772	9,240	203,348
Gross Profit	825,204	1,541	1,147
Operating Expenses:
Selling expenses	330,828	5,939
General and administrative expenses	3,927,450	6,499,940	5,845,392
(Recovery of) provision for credit losses	199,812	(22,306)	25,982
Research and development expenses	498,168
Total Operating Expenses	4,956,258	6,483,573	5,871,374
Loss from Operations	(4,131,054)	(6,482,032)	(5,870,227)
Other Income (Expenses):
Interest expenses	(3,183)	(92,144)	(195,319)
Interest income	1,168	63	32
Other income (expenses), net	(602,228)	(22)	61,942
Loss from disposal of subsidiaries	(3,577,279)
Change in fair value of convertible debt		47,813	(467,383)
Total Other Expenses, net	(4,181,522)	(44,290)	(600,728)
Loss Before Income Taxes	(8,312,576)	(6,526,322)	(6,470,955)
Income Taxes Expense (Benefit)
Net loss from continuing operations	(8,312,576)	(6,526,322)	(6,470,955)
Net loss from discontinued operations, net of taxes	(74,347)	(9,542,748)	(8,908,703)
Net Loss	(8,386,923)	(16,069,070)	(15,379,658)
Less: Net loss attributable to non-controlling interest	(34,271)	(427,335)	(750,603)
Net loss attributable to ReTo Eco-Solutions, Inc.	(8,352,652)	(15,641,735)	(14,629,055)
Comprehensive Loss:
Net Loss	(8,386,923)	(16,069,070)	(15,379,658)
Foreign currency translation adjustment	1,145,186	223,433	(1,183,819)
Comprehensive Loss	(7,241,737)	(15,845,637)	(16,563,477)
Less: Comprehensive loss attributable to non-controlling interest	(44,759)	(339,231)	(680,918)
Comprehensive loss attributable to ReTo Eco-Solutions, Inc.	(7,196,978)	(15,506,406)	(15,882,559)
Net loss attributable to ReTo Eco-Solutions, Inc.
Continuing operations	(8,312,576)	(6,526,322)	(6,470,955)
Discontinued operations	(40,076)	(9,115,413)	(8,158,100)
Net loss attributable to ReTo Eco-Solutions, Inc.	$ (8,352,652)	$ (15,641,735)	$ (14,629,055)
Basic and Diluted Loss Per Share Attributable to ReTo Eco-Solutions, Inc.
Continuing operations basic (in Dollars per share)	$ (10.1)	$ (81.1)	$ (166.8)
Continuing operations diluted (in Dollars per share)	(10.1)	(81.1)	(166.8)
Discontinued operations basic (in Dollars per share)	(0.1)	(113.3)	(210.3)
Discontinued operations diluted (in Dollars per share)	(0.1)	(113.3)	(210.3)
Total (in Dollars per share)	$ (10.2)	$ (194.4)	$ (377.1)
Weighted average number of shares*
Basic (in Shares)	820,151	80,457	38,801
Diluted (in Shares)	820,151	80,457	38,801
Nonrelated Party
Revenues	$ 1,599,376	$ 10,781	$ 204,495
Total cost of revenues	871,329	9,240	203,348
Related Parties
Revenues	229,600
Total cost of revenues	$ 132,443